STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 013 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest in the Ashland Inc Savings Plan Master Trust:
Investments at fair value	$ 130,667	$ 115,085
Investment contracts at contract value	10,523	11,081
Receivables:
Participant contributions	93	131
Employer contributions	32	42
Notes receivable from participants	2,158	2,278
Total assets	143,473	128,617
Liabilities
Accrued expenses	13	11
Total liabilities	13	11
Net Master Trust assets	$ 143,460	$ 128,606